STOCK OPTIONS AND WARRANTS - Summary of stock option activity under plan (Details) (USD $)	1 Months Ended		9 Months Ended	3 Months Ended
	Apr. 30, 2012	Jan. 31, 2012	Sep. 30, 2012 Stock Options	Sep. 30, 2012 2003 Stock Option Plan Stock Options	Jun. 30, 2012 2003 Stock Option Plan Stock Options	Mar. 31, 2012 2003 Stock Option Plan Stock Options	Sep. 30, 2011 2003 Stock Option Plan Stock Options	Jun. 30, 2011 2003 Stock Option Plan Stock Options	Mar. 31, 2011 2003 Stock Option Plan Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding				2,311,000	2,288,000	344,000	534,000	528,000	528,000
Granted	21,000	1,994,000			23,000	1,994,000		6,000
Forfeited / Expired						(50,000)
Outstanding			2,311,000	2,311,000	2,311,000	2,288,000	384,000	534,000	528,000
Exercisable			2,281,000	2,281,000	1,293,500	1,256,000	324,000	442,000	404,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted Average Exercise Price, Outstanding				$ 1.75	$ 1.75	$ 2.01	$ 1.95	$ 1.96	$ 1.96
Weighted Average Exercise Price, Granted					$ 1.70	$ 1.70		$ 0.85
Weighted Average Exercise Price, Exercised							$ 1.25
Weighted Average Exercise Price, Forfeited / Expired						$ 1.70
Weighted Average Exercise Price, Outstanding			$ 1.75	$ 1.75	$ 1.75	$ 1.75	$ 2.23	$ 1.95	$ 1.96
Weighted Average Exercise Price, Exercisable			$ 1.73	$ 1.73	$ 1.74	$ 1.74	$ 2.16	$ 1.82	$ 1.88
Weighted Average Remaining Contractual Term, Outstanding (in years)			11 months	1 year 3 months	1 year 6 months	5 years 8 months	4 years 28 days	4 years 3 months 29 days	4 years 6 months 29 days
Weighted Average Remaining Contractual Term, Granted (in years)					11 months	9 months		4 years 11 months
Weighted Average Remaining Contractual Term, Outstanding (in years)				11 months	1 year 3 months	1 year 6 months	5 years 3 months 29 days	4 years 28 days	4 years 3 months 29 days
Weighted Average Remaining Contractual Term, Exercisable (in years)				11 months	1 year 6 months	1 year 9 months	5 years	3 years 8 months	3 years 5 months
Aggregate Intrinsic Value, Outstanding				$ 63,160	$ 85,860	$ 90,360	$ 277,360	$ 1,360	$ 207,060
Aggregate Intrinsic Value, Granted
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Forfeited / Expired
Aggregate Intrinsic Value, Outstanding				402,410	63,160	85,860	717,820	277,360	1,360
Aggregate Intrinsic Value, Exercisable				$ 402,410	$ 63,160	$ 85,860	$ 629,020	$ 277,360	$ 1,360